Debt - Credit Facilities (Details)		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) facility	Mar. 27, 2020 USD ($)	Mar. 26, 2020 USD ($)
Debt
Payments to Acquire Investments to be Held in Bond Purchase Fund		$ 212,760,000
Line of credit
Debt
Maximum borrowing capacity	$ 1,200,000,000
JPMorgan Chase | Line of credit
Debt
Maximum borrowing capacity			$ 363,000,000	$ 150,000,000
Line of credit | Line of credit
Debt
Maximum borrowing capacity		$ 1,823,000,000
Number of separate facilities | facility		4
Line of credit | JPMorgan Chase
Debt
Proceeds from line of credit	$ 213,000,000
Letter of credit
Debt
Maximum borrowing capacity		$ 973,000,000
Available borrowing capacity		721,600,000
Letter of credit | Variable Rate Demand Obligation
Debt
Available borrowing capacity		252,000,000
Commercial paper
Debt
Line of credit, amount outstanding		$ 383,498,000